Risk Management and Hedging Activities - Schedule of Derivatives Accounted for as Cash Flow Hedges (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Derivatives [Member]
Derivative [Line Items]
Losses Recognized in Income on Derivatives - Ineffective Portion and Amount Excluded From Effectiveness Testing		$ 2	[1],[2]
Gain/Loss Reclassified From AOCI to Earnings-Discontinuance		1
Commodity Derivatives [Member]
Derivative [Line Items]
Losses Recognized in Income on Derivatives - Ineffective Portion and Amount Excluded From Effectiveness Testing	1
Gain/Loss Reclassified From AOCI to Earnings-Discontinuance	$ 1

[1]	Included in interest expense in our consolidated statements of operations.
[2]	For the year ended December 31, 2012, less than $1 million of derivative losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring.